Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2020	May 31, 2019	May 31, 2018
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Effect of not deductible expenses for tax purposes			5.93%	16.70%	4.35%
Tax effect of exempt entities			(5.50%)	(6.91%)	(8.10%)
Effect of tax holiday			(5.13%)	(9.73%)	(5.70%)
Changes in valuation allowance			6.53%	1.13%	0.43%
Effect of dividend withholding tax			0.63%	0.77%	0.66%
Effective tax rate			27.46%	26.96%	16.64%